Cover	Oct. 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2025
Entity File Number	1-41328
Entity Registrant Name	Goldenstone Acquisition Limited
Entity Central Index Key	0001858007
Entity Tax Identification Number	85-3373323
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	37-02 Prince Street; 2nd Floor
Entity Address, City or Town	Flushing
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11354
City Area Code	330
Local Phone Number	352-7788
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false